Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 82,981,590	¥ 65,607,079	¥ 52,400,798
Inventory provision excluded in cost of sales	86,003	60,461	76,268
Provision for inventory write-down	158,229	145,492
Provision reversed for sales of certain finished goods and utilisation of certain spare parts and consumables	¥ 73,266	¥ 44,591	¥ 71,781